SHORT-TERM BORROWINGS - Short-term Borrowings (Details) $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	$ 4,000		$ 2,959
Receivables securitization program
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	2,000		2,000		$ 1,600
US commercial paper program (net of the discount on issuance)
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	0	$ 0	452	$ 314	150	$ 113
Non-revolving credit facility borrowings (net of the discount on issuance)
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	$ 2,000		$ 507		$ 0